Non-Controlling Interests	12 Months Ended
Dec. 31, 2024
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS

17. NON-CONTROLLING INTERESTS

In July 2023, JYD XYX entered into a joint venture agreement with Mr. Hailong Wu , to set up JYD RHTD. Since the Group retains control of JYD RHTD, the investment from Mr. Hailong Wu was accounted for as non-controlling interest.

In January 2024, the Group acquired a 51% equity interest of Qingdao Oranda Supply Chain Management Co., Ltd. (“Oranda”). On October 10, 2024, the Group and Oranda agreed to terminate the equity purchase agreement, and the 51% equity interests acquired was returned to the original owner of Oranda, which lead a RMB416,179 (US$57,896) reverse in non-controlling interest. No consideration was given to the original owner pursuant to the termination agreement and all parties were relieved of their obligations as a result of the termination. Therefore, there was no non-controlling interest from Oranda as of December 31, 2024.

In January 2024, the Group acquired a 51% equity interest of Shenzhen Jiniu International Logistics Co., Ltd. (“JNT”). Since the Group retains control of JNT, the investment from Mr. Guojun Niu was accounted for as non-controlling interest.

In April 2024, the Group and Mr. Guojun Niu acquired a 51% and 49% equity interest of HK (FASTFLY) International Logistics Co., Limited (“FASTFLY”), respectively. Since the Group retains control of FASTLY, the investment from Mr. Guojun Niu was accounted for as non-controlling interest.

In May 2024, the Group acquired a 51% stake in HYTX Warehouse Inc. (“HYTX”). Since the Group retains control of HYTX, the investment from HYTX INC. was accounted for as non-controlling interest.

In September 2024, JYD Ezhou set up Ezhou Jayud International Logistics Co., Ltd. (” Ezhou GJHY”) with Shenzhen Qinsheng Enterprise Management Consulting LLP (” QinSheng”) and obtained 51% equity interest of Ezhou GJHY. Since the Group retains control of Ezhou GJHY, the investment from QinSheng was accounted for as non-controlling interest.

In October 2024, the Group acquired a 95% equity interest in Yukon Flooring Bellaire LLC (“YFB”), which owns a 28,320 sq.ft. warehouse and the related land located in Houston, Texas. The Group issued 2,219,828 Class A ordinary shares, equivalent to RMB14,657,148 (USD 2,039,000) as consideration.. Since the Group retains control of YFB, the investment from minority was accounted for as non-controlling interest.

As of December 31, 2023 and 2024, the balance of non-controlling interest is as following.

Entity	As of December 31, 2023	As of December 31, 2024
	RMB	RMB	US$
TYPHK	(164,700)	(169,385)	(23,564)
JYD SHWL*	(1,434,739)	-	-
JYD YCKJ	(9,304,266)	(12,513,131)	(1,740,739)
JYD RHTD	3,227,031	1,188,534	165,341
JNT	-	(156,621)	(21,788)
FASTFLY	-	15,735	2,189
HYTX	-	(18,457)	(2,568)
YFB	-	762,237	106,037
Total	(7,676,674)	(10,891,088)	(1,515,092)

*	JYD SHWL was dissolved during the year ended December 31, 2024, which lead a RMB1,455,812 (US$202,522) reverse in non-controlling interest